10. DEFERRED INCOME TAXES (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	R$ 2,833,129
2021 [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	55,306
2022 [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	140,612
2023 [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	231,408
2024 [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	291,677
2025 [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	335,681
2026 to 2028 [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	1,035,323
2029 onwards [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	R$ 743,122